VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 95.7%
Argentina: 2.8%
Capex SA 144A 6.88%, 05/15/24	$500		$468,513
Generacion Mediterranea SA / Central Termica Roca SA 144A 9.88%, 12/01/27	537		371,561
Genneia SA 144A 8.75%, 09/02/27	550		493,222
MercadoLibre, Inc.
2.38%, 01/14/26 †	650		584,925
3.12%, 01/14/31	1,150		889,355
MSU Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/25	800		463,803
MSU Energy SA / UGEN SA / UENSA SA Reg S 6.88%, 02/01/25	150		86,963
Pampa Energia SA 144A
7.50%, 01/24/27	1,025		836,010
9.12%, 04/15/29	500		392,363
Pan American Energy LLC 144A 9.12%, 04/30/27	475		533,760
Telecom Argentina SA 144A
8.00%, 07/18/26	625		547,990
8.50%, 08/06/25	625		570,409
Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	550		446,913
Transportadora de Gas del Sur SA Reg S 6.75%, 05/02/25	250		203,143
YPF Energia Electrica SA 144A 10.00%, 07/25/26	600		454,411
YPF SA 144A
1.50%, 09/30/33 (s)	975		471,388
2.50%, 06/30/29 (s)	1,350		752,143
4.00%, 02/12/26 (s)	1,250		990,663
6.95%, 07/21/27	1,125		629,171
7.00%, 12/15/47	825		417,165
8.50%, 07/28/25	1,800		1,152,000
8.50%, 06/27/29	637		362,756
8.75%, 04/04/24	1,033		769,254
			12,887,881
Armenia: 0.1%
Ardshinbank CJSC Via Dilijan Finance BV 144A 6.50%, 01/28/25	425		394,187
Austria: 0.1%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV 144A 5.00%, 05/07/28	300		260,252
	Par (000’s	)	Value
Azerbaijan: 1.0%
Southern Gas Corridor CJSC 144A 6.88%, 03/24/26 †	$3,125		$3,282,950
State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	1,250		1,220,469
			4,503,419
Bahrain: 1.5%
BBK BSC Reg S 5.50%, 07/09/24	700		692,244
GFH Sukuk Ltd. Reg S 7.50%, 01/28/25	850		835,656
Mumtalakat Sukuk Holding Co. Reg S
4.10%, 01/21/27	850		827,783
5.62%, 02/27/24	950		962,169
Oil and Gas Holding Co. BSCC 144A
7.50%, 10/25/27	1,700		1,685,453
7.62%, 11/07/24	1,125		1,135,401
8.38%, 11/07/28	850		857,368
			6,996,074
Barbados: 0.2%
Sagicor Financial Co. Ltd. 144A 5.30%, 05/13/28	900		842,819
Bermuda: 0.9%
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25	657		426,830
Digicel International Finance Ltd./Digicel international Holdings Ltd 144A
8.75%, 05/25/24	2,050		1,919,661
13.00%, 12/31/25	597		510,166
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	1,175		1,082,916
			3,939,573
Brazil: 8.9%
Adecoagro SA 144A 6.00%, 09/21/27	850		775,047
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	550		515,273
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	650		632,125
Atento Luxco 1 SA 144A 8.00%, 02/10/26	400		252,156
Azul Investments LLP 144A 5.88%, 10/26/24	200		140,259
B2W Digital Lux Sarl 144A 4.38%, 12/20/30 †	400		305,786
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	500		420,755
Banco Bradesco SA 144A

1

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Brazil (continued)
3.20%, 01/27/25	$625		$602,500
Banco BTG Pactual SA 144A
2.75%, 01/11/26	350		316,817
4.50%, 01/10/25	775		758,961
Banco Daycoval SA Reg S 4.25%, 12/13/24	300		291,626
Banco do Brasil SA 144A
4.62%, 01/15/25	750		740,145
4.75%, 03/20/24	550		551,031
Banco Nacional de Desenvolvimento Economico e Social 144A
4.75%, 05/09/24	475		474,831
5.75%, 09/26/23	550		559,521
Banco Nacional de Desenvolvimento Economico e Social Reg S 5.75%, 09/26/23	200		203,462
Banco Votorantim SA 144A
4.38%, 07/29/25	550		527,945
4.50%, 09/24/24	250		246,552
Braskem Idesa SAPI 144A 7.45%, 11/15/29	1,450		1,323,466
Braskem Netherlands Finance BV 144A 8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	425		441,649
Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	576		571,562
BRF GmbH 144A 4.35%, 09/29/26	375		343,806
BRF SA 144A
4.88%, 01/24/30	500		439,495
5.75%, 09/21/50	625		468,958
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	750		791,272
Centrais Eletricas Brasileiras SA 144A
3.62%, 02/04/25	350		338,609
4.62%, 02/04/30	575		509,953
Cosan Luxembourg SA 144A 7.00%, 01/20/27	550		559,584
Cosan SA 144A 5.50%, 09/20/29	575		539,172
CSN Inova Ventures 144A 6.75%, 01/28/28 †	975		909,553
CSN Resources SA 144A 7.62%, 04/17/26	250		250,032
Embraer Netherlands Finance BV
5.05%, 06/15/25	775		772,202
5.40%, 02/01/27	600		587,505
Embraer Netherlands Finance BV 144A 6.95%, 01/17/28	500		504,588
	Par (000’s	)	Value
Brazil (continued)
ERO Copper Corp. 144A 6.50%, 02/15/30 †	$350		$248,448
FS Luxembourg Sarl 144A 10.00%, 12/15/25	550		563,063
Globo Comunicacao e Participacoes SA 144A
4.88%, 01/22/30	300		241,945
5.50%, 01/14/32	350		282,240
Gol Finance SA 144A 7.00%, 01/31/25	500		268,775
Guara Norte Sarl 144A 5.20%, 06/15/34	562		461,827
InterCement Financial Operations BV 144A 5.75%, 07/17/24	450		338,026
Itau Unibanco Holding SA 144A 3.25%, 01/24/25	325		314,031
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/31	350		311,973
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	600		573,798
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 2/27/2025 (o) †	625		505,846
JSM Global Sarl 144A 4.75%, 10/20/30	275		214,283
Klabin Austria GmbH 144A
3.20%, 01/12/31	400		327,325
5.75%, 04/03/29	575		578,769
7.00%, 04/03/49	528		510,731
Light Servicos de Eletricidade SA/Light Energia SA 144A 4.38%, 06/18/26	475		413,980
MARB BondCo Plc 144A 3.95%, 01/29/31	1,200		980,268
MV24 Capital BV 144A 6.75%, 06/01/34	711		655,653
Natura Cosmeticos SA 144A 4.12%, 05/03/28	750		636,593
NBM US Holdings, Inc. 144A
6.62%, 08/06/29	400		391,000
7.00%, 05/14/26	550		552,860
Nexa Resources SA 144A
5.38%, 05/04/27	550		524,079
6.50%, 01/18/28	325		325,226
Petrobras Global Finance BV
5.09%, 01/15/30 †	400		387,580
5.30%, 01/27/25	400		409,732
5.60%, 01/03/31 †	825		809,597
5.62%, 05/20/43	250		220,540
5.75%, 02/01/29	340		342,647
6.00%, 01/27/28 †	650		667,625
6.25%, 03/17/24	350		359,578
6.75%, 01/27/41	410		405,451

2

	Par (000’s	)	Value
Brazil (continued)
6.75%, 06/03/50	$325		$303,713
6.85%, 06/05/15	1,050		936,091
6.88%, 01/20/40	422		420,204
6.90%, 03/19/49	600		571,479
7.25%, 03/17/44	615		619,139
7.38%, 01/17/27	575		628,573
8.75%, 05/23/26	300		340,029
Rede D’or Finance Sarl 144A
4.50%, 01/22/30	524		450,239
4.95%, 01/17/28	350		327,136
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	465		485,285
Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	447		475,422
Rio Oil Finance Trust Series 2018-1 144A 8.20%, 04/06/28	306		317,651
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	450		428,625
Simpar Europe SA 144A 5.20%, 01/26/31	575		483,860
Tupy Overseas SA 144A 4.50%, 02/16/31	300		228,155
Ultrapar International SA 144A
5.25%, 10/06/26	200		199,771
5.25%, 06/06/29	500		454,455
Unigel Luxembourg SA 144A 8.75%, 10/01/26	350		354,270
Usiminas International Sarl 144A 5.88%, 07/18/26	550		542,545
XP, Inc. 144A 3.25%, 07/01/26	600		539,208
			40,595,537
British Virgin Islands: 0.3%
Central China Real Estate Ltd. Reg S 7.65%, 08/27/23	200		71,873
China SCE Group Holdings Ltd. Reg S
7.00%, 05/02/25	700		112,294
7.38%, 04/09/24	750		163,125
Health & Happiness H&H International Holdings Ltd. Reg S 5.62%, 10/24/24	400		330,000
New Metro Global Ltd. Reg S
4.50%, 05/02/26	500		134,425
4.62%, 10/15/25	400		112,000
Studio City Co. Ltd. 144A 7.00%, 02/15/27	550		456,676
			1,380,393
Cambodia: 0.2%
NagaCorp Ltd. Reg S
	Par (000’s	)	Value
Cambodia (continued)
7.95%, 07/06/24	$900		$811,125
Canada: 0.2%
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	565		552,005
Frontera Energy Corp. 144A 7.88%, 06/21/28	750		611,572
			1,163,577
Cayman Islands: 1.7%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	1,300		1,176,045
Banco Bradesco SA 144A 4.38%, 03/18/27	350		337,440
Banco do Brasil SA 144A
3.25%, 09/30/26	550		508,302
4.88%, 01/11/29	350		326,944
CT Trust 144A 5.12%, 02/03/32	1,500		1,344,015
Kt21 T2 Co. Ltd. Reg S 6.12% (US Treasury Yield Curve Rate T 5 Year+5.33%), 12/16/31	550		520,548
Nogaholding Sukuk Ltd. 144A 5.25%, 04/08/29	1,000		937,745
Oryx Funding Ltd. 144A 5.80%, 02/03/31	900		843,462
Poinsettia Finance Ltd. Reg S 6.62%, 06/17/31	662		620,080
StoneCo Ltd. 144A 3.95%, 06/16/28	375		298,740
Yankuang Group Cayman Ltd. Reg S 2.90%, 11/30/24	800		785,640
			7,698,961
Chile: 0.8%
Agrosuper SA 144A 4.60%, 01/20/32 †	850		740,563
CAP SA 144A 3.90%, 04/27/31	450		353,880
Inversiones Latin America Power Ltda 144A 5.12%, 06/15/33	735		397,397
Kenbourne Invest SA 144A 6.88%, 11/26/24	750		704,666
VTR Comunicaciones SpA 144A
4.38%, 04/15/29	600		394,208
5.12%, 01/15/28	867		634,507
VTR Finance NV 144A 6.38%, 07/15/28	825		506,009
			3,731,230
China: 7.2%
Agile Group Holdings Ltd. Reg S 5.50%, 04/21/25	300		81,043

3

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
China (continued)
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/2025 (o)	$4,450		$4,406,228
Bank of Communications Hong Kong Ltd. Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+2.52%), 3/3/2025 (o)	950		935,750
Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 11/14/2024 (o)	650		448,970
China CITIC Bank International Ltd. Reg S 7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/02/23 (o)	840		863,112
China Hongqiao Group Ltd. Reg S 6.25%, 06/08/24	850		754,014
China SCE Group Holdings Ltd. Reg S
5.95%, 09/29/24	300		54,000
6.00%, 02/04/26	400		63,360
Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 7/15/2024 (o)	600		576,240
CIFI Holdings Group Co. Ltd. Reg S
4.38%, 04/12/27 †	500		171,375
4.45%, 08/17/26	850		305,905
5.25%, 05/13/26	400		143,534
5.95%, 10/20/25	800		298,400
6.00%, 07/16/25 †	750		287,722
6.45%, 11/07/24	800		314,000
6.55%, 03/28/24 †	750		343,674
CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 1/24/2024 (o)	500		503,315
Country Garden Holdings Co. Ltd. Reg S
2.70%, 07/12/26	1,100		377,025
3.12%, 10/22/25	1,400		501,494
3.30%, 01/12/31	1,100		332,750
3.88%, 10/22/30	800		250,018
eHi Car Services Ltd. Reg S
7.00%, 09/21/26	350		187,250
7.75%, 11/14/24	600		363,630
ENN Clean Energy International Investment Ltd. 144A
	Par (000’s	)	Value
China (continued)
3.38%, 05/12/26	$1,200		$1,015,778
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25	1,050		581,222
6.85%, 07/02/24	850		582,250
Glory Land Co. Ltd. Reg S 14.25%, 01/25/24	200		75,000
Greenland Global Investment Ltd. Reg S
5.88%, 07/03/24	700		154,000
6.75%, 09/26/23	700		157,500
6.75%, 03/03/24	300		69,000
Greentown China Holdings Ltd. Reg S
4.70%, 04/29/25	550		430,639
5.65%, 07/13/25	500		395,000
Industrial & Commercial Bank of China Ltd. Reg S 3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 9/24/2026 (o) †	9,900		9,512,095
KWG Group Holdings Ltd. Reg S
5.88%, 11/10/24	600		76,303
5.95%, 08/10/25	400		50,405
6.00%, 08/14/26	550		64,825
6.30%, 02/13/26	700		82,580
7.40%, 03/05/24	800		109,778
7.40%, 01/13/27	200		24,550
7.88%, 09/01/23	650		100,877
New Metro Global Ltd. Reg S
4.80%, 12/15/24	600		215,520
6.80%, 08/05/23	500		247,375
Powerlong Real Estate Holdings Ltd. Reg S
5.95%, 04/30/25 †	800		94,928
6.25%, 08/10/24	600		79,500
Radiance Holdings Group Co. Ltd. Reg S 7.80%, 03/20/24	200		113,880
RKPF Overseas 2019 A Ltd. Reg S
6.00%, 09/04/25	600		233,278
6.70%, 09/30/24	550		269,637
RKPF Overseas 2019 E Ltd. Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.00%), 11/18/2024 (o)	600		186,206
Seazen Group Ltd. Reg S 4.45%, 07/13/25	250		106,637
Shangrao City Construction Investment Development Group Co. Ltd. Reg S 4.38%, 10/21/23	500		502,475
Sunac China Holdings Ltd. Reg S 6.50%, 01/10/25	1,100		129,250

4

	Par (000’s	)	Value
China (continued)
6.50%, 01/26/26	$900		$103,546
6.65%, 08/03/24	900		108,000
7.00%, 07/09/25	800		92,054
7.50%, 02/01/24	800		96,000
Times China Holdings Ltd. Reg S
5.55%, 06/04/24	600		79,390
5.75%, 01/14/27	200		20,455
6.20%, 03/22/26	600		60,000
6.75%, 07/08/25	600		68,674
Urumqi Gaoxin Investment and Development Group Co. Ltd. Reg S 4.75%, 10/23/23	500		490,000
Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	1,100		708,812
Wens Foodstuffs Group Co. Ltd. Reg S 2.35%, 10/29/25	450		374,726
West China Cement Ltd. Reg S 4.95%, 07/08/26	1,050		739,725
Xinhu BVI 2018 Holding Co. Ltd. Reg S 11.00%, 09/28/24	400		352,000
Yancoal International Resources Development Co. Ltd. Reg S 3.50%, 11/04/23	650		645,687
Yuzhou Group Holdings Co. Ltd. Reg S 6.35%, 01/13/27	200		16,046
Zhangzhou Transportation Development Group Co. Ltd. Reg S 4.98%, 06/01/25	600		601,583
			32,779,995
Colombia: 5.8%
Banco de Bogota SA 144A 6.25%, 05/12/26	1,833		1,749,213
Banco GNB Sudameris SA 144A 7.50% (US Treasury Yield Curve Rate T 5 Year+6.66%), 04/16/31	600		492,333
Bancolombia SA 4.62% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	900		770,989
Cable Onda SA 144A 4.50%, 01/30/30	1,050		931,597
Canacol Energy Ltd. 144A 5.75%, 11/24/28	925		764,972
Ecopetrol SA
4.12%, 01/16/25	1,600		1,541,738
4.62%, 11/02/31 †	1,625		1,340,479
5.38%, 06/26/26	2,000		1,938,410
5.88%, 09/18/23	2,393		2,421,142
	Par (000’s	)	Value
Colombia (continued)
5.88%, 05/28/45 †	$2,625		$1,995,079
5.88%, 11/02/51	975		715,708
6.88%, 04/29/30	2,625		2,506,875
7.38%, 09/18/43	1,108		993,330
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	1,675		1,344,733
4.38%, 02/15/31	925		734,071
GCM Mining Corp. 144A 6.88%, 08/09/26	575		429,913
Geopark Ltd. 144A 5.50%, 01/17/27	750		646,326
Grupo Aval Ltd. 144A 4.38%, 02/04/30	1,725		1,366,993
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	900		830,061
Oleoducto Central SA 144A 4.00%, 07/14/27	750		637,458
Orazul Energy Peru SA 144A 5.62%, 04/28/27	550		489,423
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27 †	900		859,244
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	978		869,733
			26,369,820
Costa Rica: 0.2%
Instituto Costarricense de Electricidad 144A
6.38%, 05/15/43	900		649,515
6.75%, 10/07/31	450		425,277
			1,074,792
Cyprus: 0.2%
MHP Lux SA 144A
6.25%, 09/19/29	700		293,650
6.95%, 04/03/26	850		368,390
MHP SE 144A 7.75%, 05/10/24	850		373,838
			1,035,878
Czech Republic: 0.1%
Energo-Pro AS 144A 8.50%, 02/04/27	650		623,009
Dominican Republic: 0.1%
Empresa Generadora de Electricidad Haina SA 144A 5.62%, 11/08/28	400		333,556
El Salvador: 0.1%
Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/24	425		424,150
Grupo Unicomer Co. Ltd. Reg S 7.88%, 04/01/24	200		199,600
			623,750

5

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
France: 0.1%
Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	$500		$458,570
Georgia: 0.4%
Georgia Capital JSC Reg S 6.12%, 03/09/24	600		571,803
Georgian Railway JSC 144A 4.00%, 06/17/28	850		722,500
Silknet JSC 144A 8.38%, 01/31/27	575		556,312
			1,850,615
Ghana: 0.4%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26 †	1,125		992,874
Tullow Oil Plc 144A 7.00%, 03/01/25	1,300		1,076,465
			2,069,339
Greece: 0.2%
Navios South American Logistics, Inc. / Navios Logistics Finance US Inc 144A 10.75%, 07/01/25	775		733,906
Guatemala: 0.5%
Banco Industrial SA 144A 4.88% (US Treasury Yield Curve Rate T 5 Year+4.44%), 01/29/31	525		488,127
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	1,850		1,753,800
			2,241,927
Honduras: 0.1%
Inversiones Atlantida SA 144A 7.50%, 05/19/26	575		531,921
Hong Kong: 4.2%
Agile Group Holdings Ltd. Reg S
6.05%, 10/13/25 †	650		172,385
7.88% (US Treasury Yield Curve Rate T 5 Year+11.29%), 7/31/2024 (o)	500		97,527
8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/4/2023 (o)	950		181,847
Bank of East Asia Ltd. Reg S 5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 10/21/2025 (o)	1,000		935,000
5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 9/19/2024 (o)	1,100		1,031,250
	Par (000’s	)	Value
Hong Kong (continued)
CAS Capital No 1 Ltd. Reg S 4.00% (US Treasury Yield Curve Rate T 5 Year+3.64%), 7/12/2026 (o)	$1,250		$982,511
Champion Path Holdings Ltd. Reg S
4.50%, 01/27/26	850		539,537
4.85%, 01/27/28	850		507,165
China CITIC Bank International Ltd. Reg S
3.25% (US Treasury Yield Curve Rate T 5 Year+2.53%), 7/29/2026 (o)	1,000		925,179
4.80% (US Treasury Yield Curve Rate T 5 Year+2.10%), 4/22/2027 (o)	900		865,962
China Oil & Gas Group Ltd. Reg S 4.70%, 06/30/26	700		561,750
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	500		405,540
Easy Tactic Ltd.
7.50%, 07/11/27	1,104		223,107
7.50%, 07/11/28	1,553		223,971
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26	650		334,068
5.05%, 01/27/27	800		396,040
Franshion Brilliant Ltd. Reg S
4.88% (US Treasury Yield Curve Rate T 5 Year+2.75%), 06/21/24 (o)	200		124,802
6.00% (US Treasury Yield Curve Rate T 5 Year+5.58%), 2/8/2026 (o)	900		759,470
Gemdale Ever Prosperity Investment Ltd. Reg S 4.95%, 08/12/24	600		398,214
Hopson Development Holdings Ltd. Reg S 7.00%, 05/18/24	200		113,033
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	1,600		1,305,440
5.25%, 04/26/26	800		622,172
5.38%, 12/04/29	1,900		1,305,380
5.62%, 07/17/27	970		683,312
5.75%, 07/21/28	1,400		998,056
RKPF Overseas 2019 A Ltd. Reg S 5.90%, 03/05/25	500		191,375
RKPF Overseas 2020 A Ltd. Reg S
5.12%, 07/26/26	600		225,838
5.20%, 01/12/26	700		265,467
Seaspan Corp. 144A 5.50%, 08/01/29	1,250		981,400
Seaspan Corp. 144A Reg S 6.50%, 04/29/26	400		386,000

6

	Par (000’s	)	Value
Hong Kong (continued)
Studio City Finance Ltd. 144A
5.00%, 01/15/29	$2,000		$1,025,254
6.00%, 07/15/25	650		428,993
6.50%, 01/15/28	875		483,843
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	550		349,250
			19,030,138
India: 5.6%
ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	1,700		1,724,081
Adani Green Energy Ltd. 144A 4.38%, 09/08/24	1,300		1,222,975
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy 144A 6.25%, 12/10/24	850		832,490
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash 144A 4.62%, 10/15/39	459		331,424
Bank of Baroda Reg S 3.88%, 04/04/24	450		447,829
Canara Bank Reg S 3.88%, 03/28/24	600		596,223
Delhi International Airport Ltd. 144A
6.12%, 10/31/26	800		733,704
6.45%, 06/04/29	850		692,750
Future Retail Ltd. 144A 5.60%, 01/22/25	650		75,790
GMR Hyderabad International Airport Ltd. 144A
4.25%, 10/27/27	650		539,533
4.75%, 02/02/26	550		495,687
5.38%, 04/10/24	375		364,219
HPCL-Mittal Energy Ltd. Reg S
5.25%, 04/28/27	550		483,313
5.45%, 10/22/26	600		556,680
India Green Energy Holdings 144A 5.38%, 04/29/24 †	500		478,108
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	1,127		973,666
JSW Infrastructure Ltd. 144A 4.95%, 01/21/29	750		625,199
JSW Steel Ltd. 144A
3.95%, 04/05/27	850		722,520
5.05%, 04/05/32	850		666,935
JSW Steel Ltd. Reg S
5.38%, 04/04/25	700		652,785
5.95%, 04/18/24	750		739,687
Muthoot Finance Ltd. 144A
	Par (000’s	)	Value
India (continued)
4.40%, 09/02/23	$850		$825,605
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 1/15/2025 (o)	1,675		1,628,301
Periama Holdings LLC Reg S 5.95%, 04/19/26	1,150		1,072,375
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	750		723,750
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28 †	1,050		863,371
Shriram Transport Finance Co. Ltd. 144A
4.15%, 07/18/25	700		620,486
4.40%, 03/13/24 †	1,300		1,232,912
Tata Motors Ltd. Reg S 5.88%, 05/20/25	400		397,000
TML Holdings Pte Ltd. Reg S 5.50%, 06/03/24	650		624,812
UPL Corp. Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+3.87%), 2/27/2025 (o)	800		559,360
Vedanta Resources Finance II Plc 144A
9.25%, 04/23/26	875		553,440
13.88%, 01/21/24	1,725		1,495,759
Vedanta Resources Ltd. 144A 6.12%, 08/09/24	1,725		1,098,807
			25,651,576
Indonesia: 2.3%
Adaro Indonesia PT 144A 4.25%, 10/31/24	1,200		1,148,213
APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	400		189,412
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d)	111		902
Bank Tabungan Negara Persero Tbk PT Reg S 4.20%, 01/23/25	400		380,000
Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/10/26	800		656,600
Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	1,000		923,840
Global Prime Capital Pte Ltd. Reg S 5.95%, 01/23/25	600		565,860
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	573		559,685
Indika Energy Capital IV Pte Ltd. 144A 8.25%, 10/22/25	1,025		998,606

7

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Indonesia (continued)
Jababeka International BV 144A 6.50%, 10/05/23	$665		$303,519
Japfa Comfeed Indonesia Tbk PT Reg S 5.38%, 03/23/26	500		390,000
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	950		839,116
Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	850		793,220
Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	775		735,142
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	600		512,940
Saka Energi Indonesia PT 144A 4.45%, 05/05/24	650		591,871
Theta Capital Pte Ltd. Reg S
6.75%, 10/31/26 †	600		418,800
8.12%, 01/22/25	700		551,544
			10,559,270
Israel: 3.1%
Leviathan Bond Ltd. 144A Reg S
6.12%, 06/30/25	1,025		1,008,600
6.50%, 06/30/27	1,025		983,701
6.75%, 06/30/30	900		851,510
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	975		894,465
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	4,600		4,161,321
4.10%, 10/01/46	2,623		1,853,934
6.00%, 04/15/24	1,592		1,607,912
6.75%, 03/01/28 †	1,650		1,657,322
7.12%, 01/31/25	1,300		1,337,173
			14,355,938
Kazakhstan: 0.3%
Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	1,375		1,169,513
Kuwait: 0.3%
Kuwait Projects Co. SPC Ltd. Reg S
4.23%, 10/29/26	800		652,104
4.50%, 02/23/27	750		592,476
			1,244,580
Luxembourg: 2.4%
Acu Petroleo Luxembourg Sarl 144A 7.50%, 01/13/32	350		293,172
Aegea Finance Sarl 144A 6.75%, 05/20/29	400		388,660
AI Candelaria Spain SA 144A 7.50%, 12/15/28	475		444,177
	Par (000’s	)	Value
Luxembourg (continued)
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	$900		$735,637
CSN Resources SA 144A
4.62%, 06/10/31 †	600		453,852
5.88%, 04/08/32	375		299,816
Energean Israel Finance Ltd. 144A Reg S
4.50%, 03/30/24	1,000		954,500
4.88%, 03/30/26	1,075		986,984
5.38%, 03/30/28	1,000		885,300
5.88%, 03/30/31	1,075		917,513
Gol Finance SA 144A 8.00%, 06/30/26	525		348,245
Hidrovias International Finance SARL 144A 4.95%, 02/08/31	375		297,425
Kenbourne Invest SA 144A 4.70%, 01/22/28	725		518,245
MC Brazil Downstream Trading SARL 144A 7.25%, 06/30/31	1,450		1,165,329
Minerva Luxembourg SA 144A 4.38%, 03/18/31	850		702,495
Movida Europe SA 144A 5.25%, 02/08/31	550		464,750
Natura & Co. Luxembourg Holdings Sarl 144A 6.00%, 04/19/29 †	475		440,902
Petrorio Luxembourg Trading Sarl 144A 6.12%, 06/09/26	475		448,331
Poinsettia Finance Ltd. 144A 6.62%, 06/17/31	189		177,166
Rumo Luxembourg Sarl 144A 4.20%, 01/18/32 †	200		164,040
			11,086,539
Macao: 0.2%
MGM China Holdings Ltd. 144A 4.75%, 02/01/27	1,200		951,864
Mauritius: 2.4%
Axian Telecom 144A 7.38%, 02/16/27	725		669,762
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	626		549,671
CA Magnum Holdings 144A 5.38%, 10/31/26	1,725		1,526,573
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	686		552,658
Greenko Power II Ltd. 144A 4.30%, 12/13/28	1,491		1,280,862
Greenko Wind Projects Mauritius Ltd. 144A

8

	Par (000’s	)	Value
Mauritius (continued)
5.50%, 04/06/25	$1,075		$998,675
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	1,500		1,337,805
India Airport Infra 144A 6.25%, 10/25/25	825		734,902
India Clean Energy Holdings 144A 4.50%, 04/18/27	500		378,750
India Cleantech Energy 144A 4.70%, 08/10/26	535		452,434
India Green Power Holdings 144A 4.00%, 02/22/27	700		563,500
India Toll Roads 144A 5.50%, 08/19/24	350		331,889
Liquid Telecommunications Financing Plc 144A 5.50%, 09/04/26	1,075		934,670
Network i2i Ltd. 144A 3.98% (US Treasury Yield Curve Rate T 5 Year+3.39%), 6/3/2026 (o) †	625		524,288
			10,836,439
Mexico: 7.2%
Alsea SAB de CV 144A 7.75%, 12/14/26	850		811,372
Axtel SAB de CV 144A 6.38%, 11/14/24	693		481,635
Banco Nacional de Comercio Exterior SNC 144A 2.72% (US Treasury Yield Curve Rate T 5 Year+2.00%), 08/11/31	750		654,419
Braskem Idesa SAPI 144A 6.99%, 02/20/32	1,975		1,708,197
Cemex SAB de CV 144A
3.88%, 07/11/31	2,625		2,112,823
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 6/8/2026 (o)	1,625		1,360,515
5.20%, 09/17/30	1,350		1,217,956
5.45%, 11/19/29	1,500		1,376,250
7.38%, 06/05/27	1,625		1,651,650
CIBanco SA Institution de Banca Multiple Trust 144A 4.38%, 07/22/31	900		621,171
Cydsa SAB de CV 144A 6.25%, 10/04/27	650		562,500
Electricidad Firme de Mexico Holdings SA de CV 144A 4.90%, 11/20/26	500		394,466
Grupo Axo SAPI de CV 144A 5.75%, 06/08/26	450		342,127
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	800		741,296
Metalsa SAPI de CV 144A 3.75%, 05/04/31	600		431,589
	Par (000’s	)	Value
Mexico (continued)
Mexarrend SAPI de CV 144A 10.25%, 07/24/24	$600		$259,113
Nemak SAB de CV 144A 3.62%, 06/28/31	825		644,651
Operadora de Servicios Mega SA de CV Sofom ER 144A 8.25%, 02/11/25	800		514,487
Petroleos Mexicanos
4.50%, 01/23/26	325		294,778
4.62%, 09/21/23	225		223,911
4.88%, 01/18/24 †	300		300,300
5.35%, 02/12/28	650		545,321
5.50%, 06/27/44	250		159,049
5.62%, 01/23/46	225		144,225
5.95%, 01/28/31	1,250		974,125
6.35%, 02/12/48	575		380,018
6.38%, 01/23/45	375		252,208
6.49%, 01/23/27	525		477,600
6.50%, 03/13/27	1,275		1,154,544
6.50%, 01/23/29 †	375		322,710
6.50%, 06/02/41	525		357,606
6.62%, 06/15/35	975		716,625
6.70%, 02/16/32	2,090		1,680,193
6.75%, 09/21/47	1,725		1,183,807
6.84%, 01/23/30	750		639,559
6.88%, 10/16/25	275		269,833
6.88%, 08/04/26	875		837,585
6.95%, 01/28/60	1,150		776,921
7.69%, 01/23/50	2,475		1,810,722
Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	525		419,996
Total Play Telecomunicaciones SA de CV 144A
6.38%, 09/20/28 †	1,100		864,424
7.50%, 11/12/25	850		744,383
Unifin Financiera SAB de CV 144A
7.00%, 01/15/25	600		316,431
7.25%, 09/27/23	425		262,310
8.38%, 01/27/28	825		423,395
9.88%, 01/28/29	875		465,929
			32,884,725
Mongolia: 0.3%
Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	825		798,197
Mongolian Mining Corp./ Energy Resources LLC 144A 9.25%, 04/15/24	850		541,828
			1,340,025
Morocco: 1.1%
OCP SA 144A
3.75%, 06/23/31	1,300		1,059,770
4.50%, 10/22/25	875		862,588

9

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Morocco (continued)
5.12%, 06/23/51	$1,100		$779,432
5.62%, 04/25/24	1,300		1,320,496
6.88%, 04/25/44	950		816,783
			4,839,069
Netherlands: 1.0%
Coruripe Netherlands BV 144A 10.00%, 02/10/27	250		213,002
Greenko Dutch BV 144A 3.85%, 03/29/26	1,552		1,364,627
Petrobras Global Finance BV 5.50%, 06/10/51 †	525		436,023
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	1,325		1,272,000
5.12%, 05/09/29 †	1,275		1,172,949
			4,458,601
Nigeria: 0.7%
Access Bank Plc 144A 6.12%, 09/21/26	725		539,291
EBN Finance Co. BV 144A 7.12%, 02/16/26	450		385,875
Fidelity Bank Plc 144A 7.62%, 10/28/26	750		593,475
First Bank of Nigeria Ltd. Via FBN Finance Co. BV 144A 8.62%, 10/27/25	550		523,859
SEPLAT Energy Plc 144A 7.75%, 04/01/26	1,075		913,771
United Bank for Africa Plc 144A 6.75%, 11/19/26	475		415,625
			3,371,896
Oman: 1.8%
Bank Muscat SAOG Reg S 4.75%, 03/17/26	700		673,029
Lamar Funding Ltd. 144A 3.96%, 05/07/25	1,575		1,514,295
Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	875		859,668
National Bank of Oman SAOG Reg S 5.62%, 09/25/23	700		701,460
OmGrid Funding Ltd. 144A 5.20%, 05/16/27	900		861,559
OQ SAOC 144A 5.12%, 05/06/28	1,300		1,240,396
Oztel Holdings SPC Ltd. 144A
5.62%, 10/24/23	1,050		1,053,395
6.62%, 04/24/28 †	1,425		1,456,273
			8,360,075
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	650		286,475
	Par (000’s	)	Value
Panama: 0.4%
Banco General SA 144A 5.25% (US Treasury Yield Curve Rate T 10 Year+3.67%), 5/7/2031 (o)	$675		$606,605
Banistmo SA 144A 4.25%, 07/31/27	600		562,734
Global Bank Corp. 144A 5.25% (ICE LIBOR USD 3 Month+3.30%), 04/16/29	600		566,940
			1,736,279
Paraguay: 0.2%
Banco Continental SAECA 144A 2.75%, 12/10/25	550		477,136
Frigorifico Concepcion SA 144A 7.70%, 07/21/28	425		343,179
			820,315
Peru: 2.5%
Auna SAA 144A 6.50%, 11/20/25	575		513,517
Banco BBVA Peru SA 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+2.75%), 09/22/29	500		480,930
Banco Internacional del Peru SAA Interbank 144A
4.00% (US Treasury Yield Curve Rate T 1 Year+3.71%), 07/08/30	400		368,726
6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	600		593,952
Camposol SA 144A 6.00%, 02/03/27	550		448,957
Cia de Minas Buenaventura SAA 144A 5.50%, 07/23/26	825		711,785
Corp. Financiera de Desarrollo SA 144A 5.25% (ICE LIBOR USD 3 Month+5.61%), 07/15/29	475		453,537
InRetail Consumer 144A 3.25%, 03/22/28	950		790,029
InRetail Shopping Malls 144A 5.75%, 04/03/28	525		476,654
Minsur SA 144A 4.50%, 10/28/31	850		718,267
Peru LNG Srl 144A 5.38%, 03/22/30	1,550		1,298,125
Petroleos del Peru SA 144A
4.75%, 06/19/32	1,650		1,324,546
5.62%, 06/19/47	3,200		2,259,888
San Miguel Industrias PET SA / NG PET R&P Latin America SA 144A 3.50%, 08/02/28	500		415,845
Volcan Cia Minera SAA 144A 4.38%, 02/11/26	700		613,344
			11,468,102

10

	Par (000’s	)	Value
Philippines: 0.1%
Rizal Commercial Banking Corp. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+6.24%), 8/27/2025 (o)	$400		$371,055
Poland: 0.4%
Canpack SA / Canpack US LLC 144A
3.12%, 11/01/25	650		584,051
3.88%, 11/15/29	1,400		1,156,345
			1,740,396
Qatar: 0.2%
QNB Finansbank AS 144A 6.88%, 09/07/24	1,125		1,123,140
Saudi Arabia: 0.5%
Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	850		800,164
Dar Al-Arkan Sukuk Co. Ltd. Reg S
6.75%, 02/15/25	1,100		1,073,145
6.88%, 02/26/27	600		569,400
			2,442,709
Singapore: 2.5%
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	888		737,607
GLP Pte Ltd. Reg S
4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 5/17/2026 (o)	1,700		1,368,500
4.60% (US Treasury Yield Curve Rate T 5 Year+3.73%), 6/29/2027 (o)	200		160,412
Golden Energy & Resources Ltd. Reg S 8.50%, 05/14/26	600		571,500
Greenko Investment Co. 144A 4.88%, 08/16/23	775		753,223
Greenko Solar Mauritius Ltd. 144A
5.55%, 01/29/25	950		889,437
5.95%, 07/29/26	850		779,875
Inkia Energy Ltd. 144A 5.88%, 11/09/27	1,066		989,324
Medco Laurel Tree Pte Ltd. 144A 6.95%, 11/12/28	700		603,155
Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24	1,000		906,730
Puma International Financing SA 144A
5.00%, 01/24/26	1,400		1,199,660
5.12%, 10/06/24	850		766,275
Star Energy Geothermal Wayang Windu Ltd. 144A
	Par (000’s	)	Value
Singapore (continued)
6.75%, 04/24/33	$823		$782,351
TML Holdings Pte Ltd. Reg S 4.35%, 06/09/26	700		614,285
Yanlord Land HK Co. Ltd. Reg S 6.80%, 02/27/24	600		516,000
			11,638,334
South Africa: 2.8%
Eskom Holdings SOC Ltd. 144A
6.35%, 08/10/28	1,725		1,647,547
6.75%, 08/06/23	1,400		1,390,900
7.12%, 02/11/25	2,175		2,032,524
8.45%, 08/10/28	875		783,125
Eskom Holdings SOC Ltd. Reg S 4.31%, 07/23/27	800		714,900
MTN Mauritius Investments Ltd. 144A
4.75%, 11/11/24	1,175		1,159,137
6.50%, 10/13/26	950		944,057
Sasol Financing USA LLC
5.88%, 03/27/24	2,450		2,453,798
6.50%, 09/27/28	1,250		1,193,231
Standard Bank Group Ltd. Reg S 5.95% (USD ICE Swap Rate 11:00am NY 5 Year+3.75%), 05/31/29	650		630,208
			12,949,427
South Korea: 0.2%
Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/4/2024 (o)	850		810,008
Spain: 0.6%
AES Andres BV 144A 5.70%, 05/04/28	400		338,457
AI Candelaria Spain SA 144A 5.75%, 06/15/33	1,000		752,465
AI Candelaria Spain SA Reg S 7.50%, 12/15/28	200		187,022
Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	550		521,923
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	850		687,522
International Airport Finance SA 144A 12.00%, 03/15/33	528		498,328
			2,985,717
Switzerland: 0.1%
Consolidated Energy Finance SA 144A 6.50%, 05/15/26	650		608,553

11

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	$500		$481,152
Thailand: 0.7%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	1,975		1,746,473
Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/31	1,400		1,260,518
			3,006,991
Togo: 0.2%
Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	800		762,112
Trinidad and Tobago: 0.6%
Heritage Petroleum Co. Ltd. 144A 9.00%, 08/12/29	800		827,600
National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	700		639,124
Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	525		484,130
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	1,000		964,525
			2,915,379
Turkey: 5.8%
Akbank TAS 144A
5.12%, 03/31/25	900		786,731
6.80%, 02/06/26 †	725		633,872
6.80% (US Treasury Yield Curve Rate T 5 Year+6.01%), 06/22/31	850		696,632
Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 06/29/28	700		476,894
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	1,300		904,085
KOC Holding AS 144A 6.50%, 03/11/25	1,300		1,191,359
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A 9.50%, 07/10/36	500		415,800
Pegasus Hava Tasimaciligi AS 144A 9.25%, 04/30/26	550		501,666
TC Ziraat Bankasi AS 144A
5.12%, 09/29/23	900		861,005
5.38%, 03/02/26	950		779,190
	Par (000’s	)	Value
Turkey (continued)
Turk Telekomunikasyon AS 144A
4.88%, 06/19/24	$750		$648,863
6.88%, 02/28/25	805		696,856
Turkcell Iletisim Hizmetleri AS 144A
5.75%, 10/15/25	875		749,175
5.80%, 04/11/28	750		573,563
Turkiye Ihracat Kredi Bankasi AS 144A
5.38%, 10/24/23	775		726,954
5.75%, 07/06/26	1,225		997,382
6.12%, 05/03/24	850		784,538
8.25%, 01/24/24	825		797,701
Turkiye Is Bankasi AS 144A
6.12%, 04/25/24	2,025		1,886,247
7.85%, 12/10/23	555		540,914
Turkiye Is Bankasi AS Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.12%), 01/22/30	1,250		1,106,763
Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	1,125		1,004,992
Turkiye Sinai Kalkinma Bankasi AS 144A
5.88%, 01/14/26	450		377,702
6.00%, 01/23/25	650		574,402
Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	1,175		1,040,956
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25	1,225		1,061,156
5.50%, 10/01/26	775		623,264
6.50%, 01/08/26	1,225		1,042,811
8.12%, 03/28/24	975		930,365
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	950		704,159
Yapi ve Kredi Bankasi AS 144A
5.85%, 06/21/24	850		785,137
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	775		677,954
8.25%, 10/15/24	825		784,917
Zorlu Yenilenebilir Enerji AS 144A 9.00%, 06/01/26	400		277,712
			26,641,717
Ukraine: 0.5%
Kernel Holding SA 144A
6.50%, 10/17/24	350		142,968
6.75%, 10/27/27	400		151,800
Metinvest BV 144A
7.65%, 10/01/27	650		257,439
7.75%, 10/17/29	800		318,400
8.50%, 04/23/26	800		319,760

12

	Par (000’s	)	Value
Ukraine (continued)
NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.62%, 11/08/26	$700		$144,971
NPC Ukrenergo 144A 6.88%, 11/09/26	1,100		201,850
State Agency of Roads of Ukraine 144A 6.25%, 06/24/28	1,400		253,371
Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/24	1,700		399,500
VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	600		305,960
			2,496,019
United Arab Emirates: 1.9%
DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (USD Swap Semi 30/360 6 Year+3.66%), 1/22/2025 (o)	1,250		1,267,500
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 10/1/2025 (o)	2,350		2,358,812
Emirates NBD Bank PJSC Reg S 6.12% (USD Swap Semi 30/360 6 Year+3.66%), 3/20/2025 (o)	1,650		1,630,299
GEMS Menasa Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	1,550		1,458,651
MAF Global Securities Ltd. Reg S 6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/20/2025 (o)	550		524,810
Shelf Drilling Holdings Ltd. 144A
8.25%, 02/15/25	1,425		1,115,134
8.88%, 11/15/24	575		567,893
			8,923,099
United Kingdom: 1.7%
Bidvest Group UK Plc 144A 3.62%, 09/23/26	1,325		1,187,730
Endeavour Mining Plc 144A 5.00%, 10/14/26	775		634,252
IHS Holding Ltd. 144A
5.62%, 11/29/26	775		646,985
6.25%, 11/29/28	800		657,072
Petra Diamonds US Treasury Plc 144A 10.50%, 03/08/26	543		524,207
Tullow Oil Plc 144A 10.25%, 05/15/26	2,845		2,670,986
Vedanta Resources Finance II Plc 144A
	Par (000’s	)	Value
United Kingdom (continued)
8.95%, 03/11/25	$1,850		$1,359,648
			7,680,880
United States: 4.4%
AES Andes SA 144A
6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	800		685,108
7.12% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	900		822,033
AES Argentina Generacion SA 144A 7.75%, 02/02/24	575		444,222
Azul Investments LLP 144A 7.25%, 06/15/26 †	550		372,589
Empresa Electrica Cochrane SpA 144A 5.50%, 05/14/27	567		492,908
Energuate Trust 144A 5.88%, 05/03/27	400		382,008
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	1,050		716,593
Guacolda Energia SA 144A 4.56%, 04/30/25	1,050		364,266
Kosmos Energy Ltd. 144A
7.50%, 03/01/28	650		530,384
7.75%, 05/01/27	725		616,366
Mercury Chile Holdco LLC 144A 6.50%, 01/24/27	500		440,000
MGM China Holdings Ltd. 144A
5.25%, 06/18/25 †	825		699,692
5.38%, 05/15/24 †	1,200		1,074,130
5.88%, 05/15/26	1,275		1,056,696
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	1,100		904,750
Sasol Financing USA LLC
4.38%, 09/18/26	975		885,485
5.50%, 03/18/31	1,300		1,063,055
SierraCol Energy Andina LLC 144A 6.00%, 06/15/28	900		654,930
Stillwater Mining Co. 144A
4.00%, 11/16/26	1,125		969,019
4.50%, 11/16/29	850		675,878
Wynn Macau Ltd. 144A
4.88%, 10/01/24	1,050		879,522
5.12%, 12/15/29 †	1,650		1,266,408
5.50%, 01/15/26	1,625		1,337,578
5.50%, 10/01/27	1,225		967,135
5.62%, 08/26/28	2,125		1,662,791
			19,963,546
Uruguay: 0.1%
Arcos Dorados BV 144A

13

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Uruguay (continued)
6.12%, 05/27/29	$550		$523,336
Uzbekistan: 0.5%
Ipoteka-Bank ATIB Reg S 5.50%, 11/19/25	400		349,660
National Bank of Uzbekistan Reg S 4.85%, 10/21/25	400		353,000
Uzauto Motors AJ 144A 4.85%, 05/04/26	600		474,000
Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	450		406,800
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	1,200		851,304
			2,434,764
Zambia: 1.6%
First Quantum Minerals Ltd. 144A
6.50%, 03/01/24	1,425		1,415,880
6.88%, 03/01/26	1,625		1,569,671
6.88%, 10/15/27	2,400		2,291,412
7.50%, 04/01/25	2,200		2,193,037
			7,470,000
Total Corporate Bonds (Cost: $549,151,526)			438,351,859

GOVERNMENT OBLIGATIONS: 1.1%
Argentina: 0.8%
Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	1,500		1,203,334
Provincia de Cordoba 144A
5.00%, 02/01/29	782		445,698
6.99%, 06/01/27 (s)	882		506,163
Provincia de Mendoza 144A 4.25%, 03/19/29 (s)	1,000		597,530
Provincia de Neuquen 144A 4.62%, 04/27/30 (s)	525		278,250
Provincia del Chubut 144A 7.75%, 07/26/30 (s)	714		514,815
Provincia del Chubut Reg S 7.75%, 07/26/30 (s)	268		193,056
			3,738,846
Turkey: 0.3%
Istanbul Metropolitan Municipality 144A
6.38%, 12/09/25	900		718,924
10.75%, 04/12/27	550		494,367
			1,213,291
Total Government Obligations (Cost: $6,115,851)			4,952,137
Total Investments Before Collateral for Securities Loaned: 96.8% (Cost: $555,267,377)			443,303,996
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.0% (Cost: $22,895,262)
Money Market Fund: 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio	22,895,262	$22,895,262
Total Investments: 101.8% (Cost: $578,162,639)		466,199,258
Liabilities in excess of other assets: (1.8)%		(8,272,101)
NET ASSETS: 100.0%		$457,927,157

14

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $25,374,970.
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(o)	Perpetual Maturity — the date shown is the next call date
(d)	Security in default

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $302,125,996, or 66.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	10.8%	$47,631,306
Consumer Cyclicals	3.9	17,358,942
Consumer Non-Cyclicals	3.6	15,791,797
Energy	18.7	83,042,785
Financials	34.7	153,800,209
Government Activity	1.1	4,952,137
Healthcare	3.5	15,577,968
Industrials	9.0	39,814,896
Real Estate	2.7	12,034,572
Technology	3.9	17,406,596
Utilities	8.1	35,892,788
	100.0%	$443,303,996
15